PW TECHNOLOGY PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE PERIOD FROM APRIL 1, 1999
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 1999

                                   (UNAUDITED)

                          PW TECHNOLOGY PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE PERIOD FROM APRIL 1, 1999
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 1999

                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Partners Capital ........................ 1
Statement of Operations ...................................................... 2
Statement of Changes in Partners' Capital - Net Assets ....................... 3
Notes to Financial Statements ................................................ 4
Schedule of Investments in Funds ............................................. 8

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PW TECHNOLOGY PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
                                                                    (UNAUDITED)
ASSETS

Cash and cash equivalents                                         $     704,261
Investments in funds, at market
  (identified cost - $113,000,000)                                  120,593,749
                                                                  -------------
    TOTAL ASSETS                                                    121,298,010
                                                                  -------------
LIABILITIES

Management fee payable                                                  210,827
Professional fees payable                                                26,869
Custody fee payable                                                       1,800
Organizational fees payable                                             186,619
Accrued expenses                                                         16,667
                                                                  -------------
    TOTAL LIABILITIES                                                   442,782
                                                                  -------------
           NET ASSETS                                             $ 120,855,228
                                                                  =============

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                             $ 113,704,095
Accumulated net investment loss                                        (442,616)
Accumulated net unrealized appreciation on investments                7,593,749
                                                                  -------------
    PARTNERS' CAPITAL - NET ASSETS                                $ 120,855,228
                                                                  =============

The accompanying notes are an integral part of these financial statements.

                                       1

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PW TECHNOLOGY PARTNERS, L.P.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                      PERIOD FROM APRIL 1, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO JUNE 30, 1999
                                                              (UNAUDITED)
INVESTMENT INCOME
    Interest                                                  $     3,449
                                                              -----------
OPERATING EXPENSES
    Management fee                                                210,827
    Organizational costs                                          189,902
    Professional fees                                              26,869
    Custody fees                                                    1,800
    Miscellaneous                                                  16,667
                                                              -----------

    TOTAL OPERATING EXPENSES                                      446,065
                                                              -----------

    NET INVESTMENT LOSS                                          (442,616)
                                                              -----------

UNREALIZED GAIN ON INVESTMENTS IN FUNDS:

    NET CHANGE IN UNREALIZED APPRECIATION
           ON INVESTMENTS IN FUNDS                              7,593,749
                                                              -----------

    INCREASE IN PARTNERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES                 $ 7,151,133
                                                              ===========

The accompanying notes are an integral part of these financial statements.

                                       2

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PW TECHNOLOGY PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                      PERIOD FROM APRIL 1, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO JUNE 30, 1999
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES
    Net investment loss                                     $    (442,616)
    Net change in unrealized appreciation
      on investments in funds                                   7,593,749
                                                            -------------

          INCREASE IN PARTNERS' CAPITAL
              DERIVED FROM INVESTMENT ACTIVITIES                7,151,133

PARTNERS' CAPITAL TRANSACTIONS
    General Partner's capital contribution                      1,000,000
    Limited Partners' capital contributions                   112,704,095
                                                            -------------

          INCREASE IN PARTNERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                       113,704,095

    PARTNERS' CAPITAL AT BEGINNING OF PERIOD                           --
                                                            -------------

    PARTNERS' CAPITAL AT END OF PERIOD                      $ 120,855,228
                                                            =============

The accompanying notes are an integral part of these financial statements.

                                       3

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PW TECHNOLOGY PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------------------------

   1.    ORGANIZATION

         PW Technology Partners, L.P. (the "Fund"), was organized as a limited partnership under the laws of Delaware on February 28, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified, management investment company. The Fund's objective is to maximize capital appreciation over the long-term in a variety of market conditions by allocating its assets among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment partnerships, which have investors other than the Fund, and in other registered investment companies (collectively the "Investment Funds"). Commencement of operations began April 1, 1999.

         The General Partner of the Fund is PW Fund Advisor, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager is an indirect wholly-owned subsidiary of Paine Webber Group Inc., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund's General Partner, to the fullest extent permitted by applicable law, has irrevocably delegated to a group of individuals (the "Directors") its rights and powers to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

         Initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any subscription for interests in the Fund. Limited Partners can only transfer or assign their partnership interests with the approval of the Manager.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund based on the respective Investment Fund's unaudited financial statements. All valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements.

                                       4

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PW TECHNOLOGY PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         The underlying investment in each Investment Fund is accounted for at fair value as described in each Investment Fund's financial statements. The fair value relating to certain underlying investments of these
         Investment Funds', for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable market values and does not necessarily represent amounts that might ultimately be realized. Because of the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

         B.   PARTNERSHIP EXPENSES

         Costs incurred to organize the limited partnership were expensed. The Partnership will bear all expenses incurred in the business of the Partnership, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs; and expenses of meetings of Directors and limited partners.

         C.   CASH EQUIVALENTS

         For purposes of the Statements of Assets, Liabilities and Partners' Capital, cash equivalents represents amounts invested in the RBB Sansom Street Money Market Portfolio.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes on the profits of the Fund will be made. The Partners are individually liable for the income taxes on their share of the Fund's income. In addition, the Fund invests in securities partnerships that are primarily involved in the purchase and sale of intangible property for their own accounts. As such, it is not deemed to be engaged in an unincorporated business and thus is not subject to New York City unincorporated business taxes.

                                       5

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PW TECHNOLOGY PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    3.   INVESTMENTS

         As of June 30, 1999, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 1999.

           INVESTMENT OBJECTIVE             COST                  FAIR VALUE
           --------------------            ------                 ----------
           Long/Short Equity            $113,000,000             $120,593,749


         The agreements related to investments in Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned.

    4.   MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         Certain administrative and operational support services are provided to the Fund by entities related to the Manager. Pursuant to the Partnership Agreement, the Fund pays a monthly management fee equal to .083% (1% per annum) of the capital account of each Limited Partner, to PW Alternative Asset Management Inc. ("PWAAM"), a wholly owned subsidiary of PaineWebber Group Inc. and managing member of the General Partner.

         In accordance with the Partnership Agreement, the Manager is allocated an amount based on the performance of the Fund (the "Performance Bonus"), which is calculated separately with respect to each Limited Partner.

         The General Partner's capital account balance at June 30, 1999 was $1,078,392.

         PFPC Inc. serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and investor related services.

         PFPC Trust Company serves as custodian of the Fund's assets.

    5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps.

                                       6

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PW TECHNOLOGY PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    6.   SELECTED FINANCIAL RATIOS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                         FOR THE PERIOD FROM
                                                            APRIL 1, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                          TO JUNE 30, 1999
                                                          ----------------

         Ratio of net investment loss
           to average net assets                               (2.26%)*
         Ratio of operating expenses
           to average net assets                                2.28%*
         Ratio of interest expense
           to average net assets                                N/A
         Portfolio turnover rate                                0.00%
         Rate of return                                         7.46%**
         Average debt ratio                                     N/A

         *  Annualized.
         ** Rate of return assumes a purchase of a limited partnership interest in the Fund on the first day and a sale of the limited partnership interest on the last day of the period noted, after incentive allocation to the Manager, if any. Rate of return calculations for a period of less than a full year are not annualized.

    7.   YEAR 2000

         Like other investment companies, financial and business organizations around the world, the Fund could be adversely affected if the computer systems it uses and those used by the Fund's other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Fund has assessed its computer systems and the systems compliance issues of its other major service providers. The Fund has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained assurances that comparable steps are being taken by its other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Fund or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of and its exposure to this issue. For the period ending June 30, 1999, the Fund incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Fund is in the process of establishing a contingency plan to address recovery from unavoided or unavoidable Year 2000 problems, if any.

                                       7

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PW TECHNOLOGY PARTNERS, L.P.

SCHEDULE OF INVESTMENTS IN FUNDS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
FUND NAME                               COST          FAIR VALUE      REVENUES
--------------------------          -------------    ------------    -----------
Galleon Partners II, LP              $ 23,950,000   $  26,693,013    $ 2,743,013
Owenoke Associates, LP                 17,200,000      18,829,000      1,629,000
PAW Partners, LP                       23,950,000      25,719,926      1,769,926
Pequot Perennial Fund, LP              23,950,000      25,295,285      1,345,285
Spinnaker Technology Fund, LP          23,950,000      24,056,525        106,525
                                    -------------   -------------    -----------
TOTAL                               $ 113,000,000     120,593,749    $ 7,593,749
                                    =============   -------------    ===========
OTHER ASSETS, LESS LIABILITIES                            261,479
                                                    -------------
PARTNERS' CAPITAL - NET ASSETS                      $ 120,855,228
                                                    =============

The accompanying notes are an integral part of these financial statements.

                                       8